Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Summary of the Asset and Liabilities of the Discontinued Insurance Agency Business
The following is a summary of the assets and liabilities of the discontinued insurance agency business as of December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021
	(In thousands)
Assets
Premises and equipment	$163	$429
Goodwill and intangibles, net	93,117	80,496
Deferred income taxes, net	(315)	446
Prepaid expenses	532	527
Other assets	34,722	32,120
Total assets	$128,219	$114,018
Liabilities
Other liabilities	$34,930	$31,222
Total liabilities	$34,930	$31,222
The following is a summary of such assets and liabilities as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
	(In thousands)
Assets
Cash	$66,507	$69,161
Premises and equipment (1)	1,792	1,884
Bank-owned life insurance	2,066	2,012
Deferred income taxes	3,662	315
Other assets (2)	12,944	17,377
Total assets	$86,971	$90,749
Liabilities
Other liabilities (3)	$14,013	$18,497
Total liabilities	$14,013	$18,497
(1)Includes buildings and related improvements.
(2)Primarily includes assets held in rabbi trusts and the ROU asset associated with one lease which will be assumed by the Bank upon dissolution of Eastern Insurance Group following the sale.
(3)Primarily includes employee post-retirement liabilities and the lease liability associated with one lease which will be assumed by the Bank upon dissolution of Eastern Insurance Group following the sale.
The following presents operating results of the discontinued insurance agency business for the periods indicated:

	For the Years Ended December 31,
	2022	2021	2020
	(In thousands)
Noninterest income:
Insurance commissions	$99,887	$95,164	$95,195
Other noninterest income	179	1,014	199
Total noninterest income	100,066	96,178	95,394
Noninterest expense:
Salaries and employee benefits	65,089	68,292	60,593
Office occupancy and equipment	3,319	3,204	3,176
Data processing	4,335	4,424	4,049
Professional services	1,009	596	770
Marketing expenses	246	241	152
Amortization of intangible assets	2,666	2,293	2,261
Other	4,944	4,411	5,131
Total noninterest expense	81,608	83,461	76,132
Income from discontinued operations before income tax expense	18,458	12,717	19,262
Income tax expense	5,210	3,583	5,385
Income from discontinued operations, net of taxes	$13,248	$9,134	$13,877
The following is a summary of such items and the corresponding income tax effect for the periods indicated:

	Years Ended December 31,
	2022	2021	2020
	(In thousands)
Noninterest income:
(Losses) income from investments held in rabbi trusts	$(1,305)	$937	$1,293
Other noninterest income (1)	54	52	52
Total noninterest income	(1,251)	989	1,345
Noninterest expense:
Salaries and employee benefits (2)	(1,292)	967	1,098
Office occupancy and equipment (3)	499	501	511
Other (4)	2,396	(2,151)	64
Total noninterest expense	1,603	(683)	1,673
(Loss) income before income tax expense	(2,854)	1,672	(328)
Income tax (benefit) expense	(802)	470	(92)
Net (loss) income	(2,052)	1,202	(236)
(1)Includes income on Company-owned life insurance policies which will not be disposed of and will be transferred into the Bank upon dissolution of Eastern Insurance Group.
(2)Includes expenses, which were a net credit for the year ended December 31, 2022, associated with certain employee post-retirement benefit plan expenses.
(3)Includes depreciation expense associated with buildings and related improvements and ROU asset amortization related to one lease which will not be disposed of and will be transferred into the Bank upon dissolution of Eastern Insurance Group.
(4)Includes intercompany expenses and other credits associated with the Defined Benefit Plan and BEP. Components of net periodic benefit cost associated with the Defined Benefit Plan and BEP and included in other noninterest expense above were a net credit for the periods presented.

Summary of the Operating Results of the Discontinued Insurance Agency Business
The following is a summary of the assets and liabilities of the discontinued insurance agency business as of December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021
	(In thousands)
Assets
Premises and equipment	$163	$429
Goodwill and intangibles, net	93,117	80,496
Deferred income taxes, net	(315)	446
Prepaid expenses	532	527
Other assets	34,722	32,120
Total assets	$128,219	$114,018
Liabilities
Other liabilities	$34,930	$31,222
Total liabilities	$34,930	$31,222
The following is a summary of such assets and liabilities as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
	(In thousands)
Assets
Cash	$66,507	$69,161
Premises and equipment (1)	1,792	1,884
Bank-owned life insurance	2,066	2,012
Deferred income taxes	3,662	315
Other assets (2)	12,944	17,377
Total assets	$86,971	$90,749
Liabilities
Other liabilities (3)	$14,013	$18,497
Total liabilities	$14,013	$18,497
(1)Includes buildings and related improvements.
(2)Primarily includes assets held in rabbi trusts and the ROU asset associated with one lease which will be assumed by the Bank upon dissolution of Eastern Insurance Group following the sale.
(3)Primarily includes employee post-retirement liabilities and the lease liability associated with one lease which will be assumed by the Bank upon dissolution of Eastern Insurance Group following the sale.
The following presents operating results of the discontinued insurance agency business for the periods indicated:

	For the Years Ended December 31,
	2022	2021	2020
	(In thousands)
Noninterest income:
Insurance commissions	$99,887	$95,164	$95,195
Other noninterest income	179	1,014	199
Total noninterest income	100,066	96,178	95,394
Noninterest expense:
Salaries and employee benefits	65,089	68,292	60,593
Office occupancy and equipment	3,319	3,204	3,176
Data processing	4,335	4,424	4,049
Professional services	1,009	596	770
Marketing expenses	246	241	152
Amortization of intangible assets	2,666	2,293	2,261
Other	4,944	4,411	5,131
Total noninterest expense	81,608	83,461	76,132
Income from discontinued operations before income tax expense	18,458	12,717	19,262
Income tax expense	5,210	3,583	5,385
Income from discontinued operations, net of taxes	$13,248	$9,134	$13,877
The following is a summary of such items and the corresponding income tax effect for the periods indicated:

	Years Ended December 31,
	2022	2021	2020
	(In thousands)
Noninterest income:
(Losses) income from investments held in rabbi trusts	$(1,305)	$937	$1,293
Other noninterest income (1)	54	52	52
Total noninterest income	(1,251)	989	1,345
Noninterest expense:
Salaries and employee benefits (2)	(1,292)	967	1,098
Office occupancy and equipment (3)	499	501	511
Other (4)	2,396	(2,151)	64
Total noninterest expense	1,603	(683)	1,673
(Loss) income before income tax expense	(2,854)	1,672	(328)
Income tax (benefit) expense	(802)	470	(92)
Net (loss) income	(2,052)	1,202	(236)
(1)Includes income on Company-owned life insurance policies which will not be disposed of and will be transferred into the Bank upon dissolution of Eastern Insurance Group.
(2)Includes expenses, which were a net credit for the year ended December 31, 2022, associated with certain employee post-retirement benefit plan expenses.
(3)Includes depreciation expense associated with buildings and related improvements and ROU asset amortization related to one lease which will not be disposed of and will be transferred into the Bank upon dissolution of Eastern Insurance Group.
(4)Includes intercompany expenses and other credits associated with the Defined Benefit Plan and BEP. Components of net periodic benefit cost associated with the Defined Benefit Plan and BEP and included in other noninterest expense above were a net credit for the periods presented.

Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed	The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed at the date of acquisition from Century:

Net Assets Acquired at Fair Value
(In thousands)
Assets
Cash and due from banks	$56,831
Short-term investments	575,953
Investment securities	3,117,022
Loans	2,906,491
FHLB stock	6,690
Premises and equipment	64,521
Bank owned life insurance	95,478
Goodwill	259,024
Core deposit intangible	11,633
Other assets	18,915
Total assets acquired	7,112,558
Liabilities
Deposits	6,099,821
Securities sold under agreements to repurchase	274,982
Escrow deposits of borrowers	3,649
Other liabilities	92,237
Total liabilities assumed	6,470,689
Purchase price	$641,869
These merger and acquisition expenses were included in the following line items of the consolidated statements of income:

For the Year Ended December 31, 2021
(In thousands)
Salaries and employee benefits	$15,947
Office occupancy and equipment	7,198
Data processing	1,286
Professional services	9,223
Other	1,802
$35,456
The following table summarizes the aggregate estimated fair value of the assets acquired and liabilities assumed for these acquisitions:

Acquisition Date Balance
(In thousands)
Assets acquired:
Customer list intangible	$6,120
Non-compete intangible	440
Other	40
Total assets acquired	6,600
Consideration:
Total cash paid	(13,400)
Contingent consideration	(1,926)
Other liabilities assumed	—
Total fair value of consideration	(15,326)
Goodwill	$8,726
The following table summarizes the aggregate estimated fair value of the assets acquired and liabilities assumed for these acquisitions:

Acquisition Date Balance
(In thousands)
Assets acquired:
Customer list intangible	$1,860
Non-compete intangible	170
Other	133
Total assets acquired	2,163
Consideration:
Total cash paid	(4,354)
Contingent consideration	(449)
Other liabilities assumed	(355)
Total fair value of consideration	(5,158)
Goodwill	$2,995